Inventories	12 Months Ended
Oct. 31, 2019
Inventories [Abstract]
Inventories
15 Inventories

	October 31, 2019	October 31, 2018
	$m	$m
Work in progress	-	-
Finished goods	0.1	0.2
	0.1	0.2

The Group utilized $0.1m (18 months to October 31, 2018: $0.3m) of inventories included in cost of sales during the 12 months to October 31, 2019.